Inventories: (Tables)	12 Months Ended
Dec. 31, 2012
Inventories:
Schedule of inventories
	December 31, 2012	December 31, 2011

Purchased parts	$25,454	$19,989
Assembled parts	4,870	4,198
Work-in-process	7,516	6,994
Finished goods	7,385	6,360
Obsolescence provision	(279)	(515)

	$44,946	$37,026